Share-based payments	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Share-based payments

Note 22. Share-based payments

During the periods 30 June 2024 and 30 June 2023, the Company granted share options to advisors and consultants (as remuneration for services provided), as well as select employees and Directors of the Company under the board approved Employee Share Option Plan (ESOP).

Each share option converts into one Ordinary Share of the Company on exercise. An option may be exercised by either (a) paying to the Company the Exercise Price of the Option being exercised (Cash Exercise) or (b) if elected by the Option Holder by setting off the total Exercise Price against the number of Shares which they are entitled to receive upon exercise (Cashless Exercise Facility). The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting, subject to meeting the vesting conditions, to the date of their expiry.

Options are exercisable at a price determined by each option grant and range from $0.01 (relating to options granted as consideration for foregone cash payment for services provided), to $6.73 per share (relating to issuances under the ESOP which qualifies for the ATO ESS start-up tax concessions available for SME unlisted companies). All options are vested over three years. If the options remain unexercised after the period agreed from the date of grant the options expire. Options are forfeited if the employee leaves the Company before the options vest unless otherwise agreed by the Board.

The values of the Options are calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

During the reporting periods the Company also issued share rights (RSU’s) to select employees of the Company under the board approved Employee Incentive Plan (EIP). These share rights may be converted into Ordinary Shares under the EIP. Fifty percent of the principal share rights will vest and be exercisable on October 1, 2025 and the remaining fifty percent of the share rights will vest and be exercisable on and from October 1, 2026.

The values of the Share Rights are calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

Details of the expense arising from performance rights, options and warrants:

	2024 $	2023 $	2022 $

ESOP	1,851,329	1,052,245	914,682
Advisor Options (1)	1,086,938	1,164,524	632,301
Reach	46,584	148,615	-
Warrants (2)	253,391	-	-
Over allotment Option (3)	163,794	-	-
RSU	1,119,562	-	-
Total Share based payments*	4,521,598	2,365,384	1,546,983

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At June 30, 2024, nil remaining Advisor Options were on issue.

Note 22. Share-based payments - continued

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

Details of the number of share options outstanding during the year, adjusted to account for the 4-for-5 reverse share split, are as follows:

ESOP
	2024	2023	2022
Beginning of period	784,098	556,074	-
Granted during the period	-	312,886	556,074
Forfeited/expired during the period	-	(84,862)	-
Exercised during the period	-	-	-
End of the period	784,098	784,098	556,074

Advisor
	2024	2023	2022
Beginning of period	344,055	312,362	-
Granted during the period	-	31,693	312,362
Forfeited/expired during the period	(16,913)	-	-
Exercised during the period	(327,142)	-	-
End of the period	-	344,055	312,362

Note 22. Share-based payments - continued

Reach
	2024	2023	2022
Beginning of period	45,794	-	-
Granted during the period	-	45,794	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	45,794	45,794	-

RSU
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	630,729	-	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	630,729	-	-

Over Allotment Option
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	195,000	-	-
Forfeited/expired during the period	(195,000)	-	-
Exercised during the period	-	-	-
End of the period	-	-	-

Warrants
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	65,000	-	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	65,000	-	-

Total	2024	2023	2022
Total beginning of period	1,173,947	868,436	-
Total granted during the period	890,729	390,373	868,436
Total forfeited/expired during the period	(211,913)	(84,862)	-
Total exercised during the period	(327,142)	-	-
Total end of the period	1,525,621	1,173,947	868,436

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot Price	Share price volatility	Expected Dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0.0%	0.2%
31 Aug 2021	$5.72	3 years	$5.72	67.3%	0.0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0.0%	1.5%
23 Feb 2023	$0.23	3.0 years	$5.72	64.5%	0.0%	3.6%
ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2022	$0.01	4.90 years	$10.80	65.4%	0.0%	3.0%

Note 22. Share-based payments - continued

REACH
13 Feb 2023	$5.72	3.30 years	$5.72	65.4%	0.0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0.0%	3.8%

RSUs
10 Oct 2023	-	3 years	$7.64	N/A	0%	N/A
1 Mar 2024	-	3 years	$7.52	N/A	0%	N/A

Warrants
27 March 2024 Over allotment	US$6.25	5 years	$5.00	62.9%	0%	3.7%
27 March 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%

The share-based payment expense of $4,521,598 for the period ended June 30, 2024 ($2,365,384 June 30, 2023 and $1,546,983 June 30, 2022) has been recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Loss.